Loans and advances to customers	12 Months Ended
Dec. 31, 2019
Loans And Advances To Customers Abstract
Loans and advances to customers
Loans and advances to customers
a) Detail
The detail, by classification, of Loans and advances to customers in the consolidated balance sheets is as follows:

Million euros
	2019	2018*	2017
Financial assets held for trading**	355	202	8,815
Non-trading financial assets mandatorily at fair value through profit or loss	386	1,881
Financial assets designated at fair value through profit or loss	30,761	21,915	20,475
Financial assets at fair value through other comprehensive income	4,440	1,601
Financial assets at amortised cost	906,276	857,322
Loans and receivables			819,625
Of which:
Impairment losses	(22,242)	(23,307)	(23,934)
	942,218	882,921	848,915
Loans and advances to customers disregarding impairment losses	964,460	906,228	872,849

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

**	The decrease in 2018 reflects the run-down of UK's trading business due to the banking reform (Ring-fencing) in 2018.
Note 51 contains a detail of the residual maturity periods of financial assets at amortised cost (IFRS 9) and loans and receivables (IAS 39) and of the related average interest rates.
Note 54 shows the Group’s total exposure, by geographical origin of the issuer.
There are no loans and advances to customers for material amounts without fixed maturity dates.
b) Breakdown
Following is a breakdown, by loan type and status, geographical area of residence and interest rate formula, of the loans and advances to customers of the Group, which reflect the Group’s exposure to credit risk in its core business, disregarding impairment losses:

Million euros
	2019	2018	2017
Loan type and status:
Commercial credit	37,753	33,301	29,287
Secured loans	513,929	478,068	473,936
Reverse repurchase agreements	45,703	32,310	18,864
Other term loans	267,154	265,696	257,441
Finance leases	35,788	30,758	28,511
Receivable on demand	7,714	8,794	6,721
Credit cards receivables	23,876	23,083	21,809
Impaired assets	32,543	34,218	36,280
	964,460	906,228	872,849
Geographical area:
Spain	204,810	215,764	227,446
European Union (excluding Spain)	460,338	411,550	390,536
United States and Puerto Rico	100,152	89,325	75,777
Other OECD countries	86,327	82,607	74,463
South America (non - OECD)	92,145	87,406	88,302
Rest of the world	20,688	19,576	16,325
	964,460	906,228	872,849
Interest rate formula:
Fixed rate	546,619	497,365	447,788
Floating rate	417,841	408,863	425,061
	964,460	906,228	872,849

At 31 December 2019, 2018 and 2017 the Group had granted loans amounting to EUR 9,993, 13,615 and 16,470 million to Spanish public sector agencies which had a rating at 31 December 2019 of A (ratings of A at 31 December 2018 and ratings of BBB at 31 December 2017), and EUR 12,218, 10,952 and 18,577 million to the public sector in other countries (at 31 December 2019, the breakdown of this amount by issuer rating was as follows: 15.9% AAA, 11.6% AA, 3.4% A, 56% BBB and 13.1% below BBB).
Without considering the Public Administrations, the amount of the loans and advances at 31 December 2019 amounts to EUR 942,249 million, of which, EUR 909,741 million euros are classified as performing.
The above-mentioned ratings were obtained by converting the internal ratings awarded to customers by the Group (see Note 54) into the external ratings classification established by Standard & Poor’s, in order to make them more readily comparable.
Following is a detail, by activity, of the loans to customers at 31 December 2019, net of impairment losses:

Million euros
			Secured loans
			Net exposure		Loan-to-value ratio***
	Total	Without collateral	Of which: property collateral	Of which: other collateral	Less than or equal to 40%	More than 40% and less than or equal to 60%	More than 60% and less than or equal to 80%	More than 80% and less than or equal to 100%	More than 100%
Public sector	20,053	19,018	252	783	116	104	83	640	92
Other financial institutions (financial business activity)	67,830	14,375	1,001	52,454	521	757	623	51,157	397
Non-financial corporations and individual entrepreneurs (non-financial business activity) (broken down by purpose)	319,616	172,659	71,474	75,483	26,695	21,566	20,872	43,227	34,597
Of which:
Construction and property development	18,434	2,517	9,954	5,963	4,057	2,175	1,158	2,244	6,283
Civil engineering construction	3,533	2,140	309	1,084	137	282	54	442	478
Large companies	173,090	111,739	23,716	37,635	10,888	7,467	8,874	21,575	12,547
SMEs and individual entrepreneurs	124,559	56,263	37,495	30,801	11,613	11,642	10,786	18,966	15,289
Households – other (broken down by purpose)	519,996	111,771	342,847	65,378	87,432	107,553	113,603	62,346	37,291
Of which:
Residential	332,881	1,764	330,491	626	80,001	101,285	106,210	36,669	6,952
Consumer loans	167,338	106,886	2,463	57,989	3,132	3,909	4,114	20,557	28,740
Other purposes	19,777	3,121	9,893	6,763	4,299	2,359	3,279	5,120	1,599
Total*	927,495	317,823	415,574	194,098	114,764	129,980	135,181	157,370	72,377
Memorandum item
Refinanced and restructured transactions**	23,430	5,333	13,248	4,849	3,228	2,645	2,412	2,814	6,998

*	In addition, the Group has granted advances to customers amounting to EUR 14,723 million, bringing the total of loans and advances to EUR 942,218 million.

**	Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.

***	The ratio is the carrying amount of the transactions at 31 December 2019 provided by the latest available appraisal value of the collateral.
Note 54 contains information relating to the refinanced/restructured loan book.
Following is the movement of the gross exposure broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" and “Financial assets at fair value through other comprehensive income” under IFRS 9 during 2019 and 2018:

2019
Million euros
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	795,829	52,183	33,461	881,473
Movements
Transfers
Transfer to Stage 2 from Stage 1	(28,369)	28,369		—
Transfer to Stage 3 from Stage 1	(4,101)		4,101	—
Transfer to Stage 3 from Stage 2		(13,240)	13,240	—
Transfer to Stage 1 from Stage 2	12,436	(12,436)		—
Transfer to Stage 2 from Stage 3		2,439	(2,439)	—
Transfer to Stage 1 from Stage 3	488		(488)	—
Net changes on financial assets	61,581	(8,092)	(3,608)	49,881
Write-offs	—	—	(12,593)	(12,593)
Exchange differences and others	12,075	1,253	163	13,491
Loss allowance as of 31 December 2019	849,939	50,476	31,837	932,252

2018
Million of euros
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	746,654	60,304	35,477	842,435
Movements
Transfers
Transfer to Stage 2 from Stage 1	(31,234)	31,234		—
Transfer to Stage 3 from Stage 1	(3,980)		3,980	—
Transfer to Stage 3 from Stage 2		(13,998)	13,998	—
Transfer to Stage 1 from Stage 2	21,795	(21,795)		—
Transfer to Stage 2 from Stage 3		4,103	(4,103)	—
Transfer to Stage 1 from Stage 3	835		(835)	—
Net changes on financial assets	79,727	(5,265)	(1,997)	72,465
Write-offs	—	—	(12,673)	(12,673)
Exchange differences and others	(17,968)	(2,400)	(386)	(20,754)
Loss allowance as of 31 December 2018	795,829	52,183	33,461	881,473

At 31 December 2019, the Group had EUR 706 million (31 December 2018: EUR 757 million) in purchased credit-impaired assets, which relate mainly to the business combinations carried out by the Group.
c) Impairment losses on loans and advances to customers at amortised cost and at fair value through other comprehensive income
The changes in the impairment losses on the assets making up the balances of financial assets at amortised cost and at fair value through other comprehensive income - Loans and advances - Customers:

Million euros
	2019	2018*	2017
Balance at beginning of the year	23,307	25,936	24,393
Impairment losses charged to income for the year	11,108	10,501	10,513
Of which:
Impairment losses charged to profit or loss	19,192	17,850	19,006
Impairment losses reversed with a credit to profit or loss	(8,084)	(7,349)	(8,493)
Write-off of impaired balances against recorded impairment allowance	(12,593)	(12,673)	(13,522)
Exchange differences and other changes**	420	(457)	2,550
Balance at end of the year	22,242	23,307	23,934
Which correspond to:
Impaired assets	13,933	14,906	16,207
Other assets	8,309	8,401	7,727
Of which:
Individually calculated	3,555	4,905	5,311
Collective calculated	18,687	18,402	18,623

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

**	In 2017, mainly includes the balances from the acquisition of Banco Popular Español, S.A.U.
In addition, releases with a credit to fixed-income results amounting to EUR 170 million were recorded in the year (additions amounting to EUR 43 million and EUR 348 million as of 31 December 2018 and 2017, respectively) and written-off assets recoveries have been recorded in the year amounting to EUR 1,586 million. (31 December 2018: EUR 1,558 million; 31 December 2017: EUR 1,620 million). With this, the impairment recorded in Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes: Financial assets at fair value through other comprehensive income and Financial assets at amortised cost (IFRS 9) and, Loans and receivables (IAS 39); amounts EUR 9,352 million (31 December 2018: EUR 8,986 million; 31 December 2017: EUR 9,241 million).
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers, under IFRS 9 during 2019 and 2018:

2019
Million euros
	Stage 1	Stage 2	Stage 3	Total
Loss allowance as of 1 January 2019	3,658	4,743	14,906	23,307
Transfers
Transfer from Stage 2 to Stage 1	(964)	3,235		2,271
Transfer from Stage 3 to Stage 1	(214)		1,296	1,082
Transfer from Stage 3 to Stage 2		(3,065)	5,612	2,547
Transfer from Stage 1 to Stage 2	301	(1,048)		(747)
Transfer from Stage 2 to Stage 3		381	(817)	(436)
Transfer from Stage 1 to Stage 3	29		(123)	(94)
Net changes of the exposure and modifications in the credit risk	1,119	(182)	5,548	6,485
Write-offs	—	—	(12,593)	(12,593)
FX and other movements	(94)	410	104	420
Carrying amount as of 31 December 2019	3,835	4,474	13,933	22,242

2018
Million of euros
	Stage 1	Stage 2	Stage 3	Total
Loss allowance as of 1 January 2018	4,349	5,079	16,507	25,935
Transfers
Transfer from Stage 2 to Stage 1	(1,173)	3,854		2,681
Transfer from Stage 3 to Stage 1	(279)		1,264	985
Transfer from Stage 3 to Stage 2		(1,971)	4,528	2,557
Transfer from Stage 1 to Stage 2	438	(1,656)		(1,218)
Transfer from Stage 2 to Stage 3		435	(1,264)	(829)
Transfer from Stage 1 to Stage 3	84		(173)	(89)
Net changes of the exposure and modifications in the credit risk	304	(961)	7,070	6,413
Write-offs	—	—	(12,673)	(12,673)
FX and other movements	(65)	(37)	(353)	(455)
Carrying amount as of 31 December 2018	3,658	4,743	14,906	23,307

d) Impaired assets and assets with unpaid past-due amounts
The detail of the changes in the balance of the financial assets classified as Financial assets at amortised cost – Customers (IFRS 9) and Loans and receivables - Loans and advances to customers (IAS 39) considered to be impaired due to credit risk is as follows:

Million euros
	2019	2018	2017
Balance at beginning of year	34,218	36,280	32,573
Net additions	10,755	10,821	8,409
Written-off assets	(12,593)	(12,673)	(13,522)
Changes in the scope of consolidation	—	177	9,618
Exchange differences and other	163	(387)	(798)
Balance at end of year	32,543	34,218	36,280

This amount, after deducting the related allowances, represents the Group’s best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
At 31 December 2019, the Group’s written-off assets totalled EUR 46,209 million (31 December 2018: EUR 47,751 million; 31 December 2017: EUR 43,508 million).
Following is a detail of the financial assets classified as Financial assets at amortised cost (IFRS 9) and Loans and receivables to costumers (IFRS 39) and considered to be impaired due to credit risk at 31 December 2019, classified by geographical location of risk and by age of the first maturity of each operation:

Million euros
	With no past-due balances or less than 90 days past due	With balances past due by
		90 to 180 days	180 to 270 days	270 days to 1 year	More than 1 year	Total
Spain	4,018	914	686	668	8,608	14,894
European Union (excluding Spain)	2,659	1,169	723	622	2,567	7,740
United States and Puerto Rico	1,725	403	34	21	125	2,308
Other OECD countries	1,426	574	172	124	494	2,790
Latin America (non-OECD)	1,948	932	724	592	615	4,811
	11,776	3,992	2,339	2,027	12,409	32,543
The detail at 31 December 2018 is as follows:

Million euros
	With no past-due balances or less than 90 days past due	With balances past due by
		90 to 180 days	180 to 270 days	270 days to 1 year	More than 1 year	Total
Spain	5,671	780	551	656	8,724	16,382
European Union (excluding Spain)	2,940	1,213	577	519	2,662	7,911
United States and Puerto Rico	1,906	531	30	31	178	2,676
Other OECD countries	1,414	498	143	162	520	2,737
Latin America (non-OECD)	1,221	1,145	782	561	803	4,512
	13,152	4,167	2,083	1,929	12,887	34,218
The detail at 31 December 2017 is as follows:

Million euros
	With no past-due balances or less than 90 days past due	With balances past due by
		90 to 180 days	180 to 270 days	270 days to 1 year	More than 1 year	Total
Spain	6,012	938	793	814	9,643	18,200
European Union (excluding Spain)	2,023	1,526	811	558	3,829	8,747
United States and Puerto Rico	1,221	641	42	50	192	2,146
Other OECD countries	1,523	563	166	128	378	2,758
Latin America (non-OECD)	945	1,309	709	578	888	4,429
	11,724	4,977	2,521	2,128	14,930	36,280
Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at 31 December 2019:

Million euros
	Gross amount	Allowance recognised	Estimated collateral value*
Without associated real collateral	11,408	7,144	—
With real estate collateral	16,076	4,429	10,819
With other collateral	5,059	2,360	1,900
Total	32,543	13,933	12,719
* Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.
When classifying assets in the previous table, the main factors considered by the Group to determine whether an asset has become impaired are the existence of amounts past due -assets impaired due to arrears- or other circumstances may be arise which will not result in all contractual cash flow being recovered, such as a deterioration of the borrower’s financial situation, the worsening of its capacity to generate funds or difficulties experienced by it in accessing credit.
Past-due amounts receivable
In addition, at 31 December 2019, there were amounts receivable that were past due by 90 days or less, the detail of which, by age of the oldest past-due amount, is as follows:

Million euros
	Less than 1 month	1 to 2 months	2 to 3 months
Loans and advances to customers	1,738	894	351
Of which Public Sector	1	—	—
Total	1,738	894	351

e) Securitisation retained on the balance sheet
Loans and advances to customers includes, inter alia, the securitised loans transferred to third parties on which the Group has retained the risks and rewards, albeit partially, and which therefore, in accordance with the applicable accounting standards, cannot be derecognised. This is mainly due to mortgage loans, loans to companies and consumer loans in which the group retains subordinate financing and/or grants some kind of credit enhancement to new holders.
Securitisation is used as a tool for the management of regulatory capital and as a means of diversifying the Group's liquidity sources.

Million euros
	2019	2018	2017
Retained on the balance sheet	93,553	88,767	91,208
Of which
Securitised mortgage assets	31,868	33,900	36,844
Of which: UK assets	13,002	13,519	15,694
Other securitised assets	61,685	54,867	54,364
Total*	93,553	88,767	91,208
* Note 22 details the liabilities associated with these securitisation transactions.
Additionally, there are EUR 676 million (EUR 797 million and EUR 1,139 million in 2018 and 2017, respectively) of off-balance sheet securitised assets that mainly come from the business combination of Banco Popular Español, S.A.U. and that were never recorded on the Group's balance sheet.